LOANS AND NOTES PAYABLE (Tables) - Galaxy Digital Services, LP	3 Months Ended
Mar. 31, 2025
Debt Instrument [Line Items]
Schedule of Loans Receivable, Current And Non-Current
Loans receivable, current and non-current

(in thousands)	December 31, 2024	December 31, 2023
Loans receivable	$476,620	$377,105
Loans receivable, non-current	—	10,259
Loans receivable, current and non-current	$476,620	$387,364

(in thousands)	December 31, 2024	December 31, 2023
Loans payable	$510,718	$93,069

(in thousands)	December 31, 2024	December 31, 2023
Assets posted as collateral - Digital intangible assets	$194,306	$67,767
Less: Allowance for credit losses	(554)	—
Assets posted as collateral associated with digital asset loans payable	$193,752	$67,767

Schedule of Contractual Obligation, Fiscal Year Maturity	As of December 31, 2024, the Partnership's notes payable repayment obligation is as follows:

(in thousands)	Amount Due
2025	$—
2026	445,000
2027	—
2028	—
2029	402,500
Total	$847,500